ACQUISITION OF BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2025
Acquisition Of Business [Abstract]
Schedule of Detailed Information About Business Combination
Consideration Transferred:

US$ MILLIONS
Cash	$98
Total consideration	$98
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Property, plant and equipment	90
Intangible assets	13
Goodwill	14
Accounts payable and other liabilities	(5)
Deferred income tax liabilities	(14)
Net assets acquired	$98

(1)The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our company is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, intangible assets, deferred income taxes and the resulting impact to goodwill as at the date of acquisition.